REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue	$ 100,220	$ 665,623
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue	$ 26,873	$ 48,165